Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Summary of Significant Accounting Policies [Line Items]
Insurance limit	$ 71,136	¥ 500,000
Provision for inventory	$ 85,646		$ 55,510	$ 5,936
Straight-line basis over the service term	3 years	3 years
Intangible assets amount	$ 24,779		6,213
Impairment charges	15,201		11,827
Performance obligation amount	103,817		91,001	61,801
Deferred contract costs	49,763		96,656
Impairment for contract costs amount	15,201		11,827
Advance from customers	108,356		515,650
Deferred as contract liabilities	515,650		399,735	60,515
Marketing expense	56,000		30,892
Received a government subsidy	$ 114,057		651,267	$ 129,138
Largest amount rate	50.00%
Value added tax, percentage	13.00%	13.00%
Deposit insurance	$ 71,136	¥ 500,000
Bank deposit	1,450,516		2,076,738
Insurance coverage	$ 1,256,549		$ 1,884,691
Materially and adversely affect percentage	2.22%	2.22%	1.49%	1.70%
Costs of revenues	$ 9,038,953		$ 7,052,835	$ 4,902,078
Mingteng International [Member]
Summary of Significant Accounting Policies [Line Items]
Bank deposit	27,014		171,327
Employee Social Benefits [Member]
Summary of Significant Accounting Policies [Line Items]
Costs of revenues	$ 489,212		332,937	$ 58,675
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Leases initial terms	1 year	1 year
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Leases initial terms	3 years	3 years
Property, Plant and Equipment [Member]
Summary of Significant Accounting Policies [Line Items]
Impairment charges